Shareholder Report, Holdings (Details) - Evercore Equity Fund	Jun. 30, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%